EARNINGS PER SHARE (Tables)	9 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Components of Basic and Diluted Earnings Per Share

The components of basic and diluted earnings per share, are as follows:

	Successor	Predecessor
(In thousands, except share and per share data)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Net loss available to common shareholders	$(39,266)	(1,646,909)	(660,118)
Weighted average outstanding shares of common stock, basic (A)	21,539,143	47,121,330	47,071,066
Dilutive effect of options, warrants and restricted stock awards and units	—	—	—

Weighted average common stock and equivalents	21,539,143	47,121,330	47,071,066
Loss per share, basic (B)	$(1.82)	(34.95)	(14.02)
Loss per share, diluted (C)	$(1.82)	(34.95)	(14.02)
Additional information:
Incremental “in-the-money” options, warrants, and restricted stock awards and units outstanding at the end of the period (D)	7,869,553	—	1,233

(A)	Basic weighted average shares outstanding includes 924,125 shares issuable upon the exercise of New Creditor Warrants held by U.S. citizens at December 31, 2017 (Successor).
(B)	The company calculates “Loss per share, basic” by dividing “Net loss available to common shareholders” by “Weighted average outstanding share of common stock, basic”.
(C)	The company calculates “Loss per share, diluted” by dividing “Net loss available to common shareholders” by “Weighted average common stock and equivalents”.
(D)	For the period from August 1, 2017 through December 31, 2017, the company also had 5,062,089 shares of “out-of- the-money” warrants outstanding at the end of the period.